Employee benefit expense	12 Months Ended
Dec. 31, 2018
Classes Of Employee Benefits Expense [Abstract]
Employee benefit expense

18. Employee benefit expense

The following employee benefit expenses are included in cost of products and services sold, administration, exploration, research and development and property, plant and equipment:

	2018	2017

Wages and salaries	$305,367	$331,521
Statutory and company benefits	50,477	60,334
Expenses related to defined benefit plans [note 25]	3,527	5,208
Expenses related to defined contribution plans [note 25]	13,431	15,929
Equity-settled share-based compensation [note 24]	18,821	18,433
Cash-settled share-based compensation [note 24]	3,597	134

Total	$395,220	$431,559